Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2018
Revenue From Contract With Customer Abstract
Disaggregation Of Revenue Table [Text Block]
		Years ended December 31,
(In thousands)		2018		2017		2016
		BPPR	Popular U.S.	BPPR	Popular U.S.	BPPR	Popular U.S.
Service charges on deposit accounts		$137,062	$13,615	$140,342	$13,367	$147,874	$12,962
Other service fees:
Debit card fees		45,139	1,035	41,851	870	45,203	1,038
Insurance fees, excluding reinsurance		33,951	3,667	31,030	3,060	43,356	2,842
Credit card fees, excluding late fees and membership fees		74,609	921	56,938	890	56,231	687
Sale and administration of investment products		21,895	-	21,958	-	21,450	-
Trust fees		20,351	-	20,408	-	19,223	-
Total revenue from contracts with customers	[1]	$333,007	$19,238	$312,527	$18,187	$333,337	$17,529
[1] The amounts include intersegment transactions of $3.2 million, $3.3 million and $3.3 million, respectively, for the years ended December 31, 2018, 2017 and 2016.